Trade accounts receivables - Breakdown of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 5,766,623	R$ 6,560,607
Factoring of receivables [member]
Trade Accounts Receivables [Line Items]
Current financial assets	6,223,744	6,616,450
Expected credit losses
Trade Accounts Receivables [Line Items]
Current financial assets	(97,386)	(131,548)
Country of domicile | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	1,723,795	1,918,437
Country of domicile | Accumulated cost | Total for all related parties
Trade Accounts Receivables [Line Items]
Current financial assets	60,430	68,209
Foreign countries | Accumulated cost | Third party
Trade Accounts Receivables [Line Items]
Current financial assets	R$ 4,079,784	R$ 4,705,509